Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES - 2012-A SERIES
Monthly Servicer's Statement
for the month ended May 31, 2012

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	45.95%
From	01-May-12	23-May-12	15-Jun-12	Floating Allocation Percentage at Month-End	83.10%
To	31-May-12	15-Jun-12
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	$1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$58,766.52
Series Nominal Liquidation Amount	$1,257,958,766.52

Required Participation Amount	$1,257,958,766.52		Accumulation Account
Excess Receivables	$227,039,287.55		Beginning	$0.00

Total Collateral	$1,484,998,054.06		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	148.50%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	23
	Total Pool		LIBOR	0.239750%
Beginning Gross Principal Pool Balance	$3,736,097,356.61		Applicable aprgin	0.470000%
Total Principal Collections	(1,471,810,041.33)			0.709750%
Investment in New Receivables	1,414,390,803.41
Receivables Added for Additional Accounts	-			Actual	Per $1000
Repurchases	-		Interest	$453,451.39	$0.45
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$0.45
Less Net CMA Offset	(444,092,477.87)
Less Servicing Adjustment	(2,952,919.91)		Total Due Investors	$453,451.39	0.709750%
Ending Balance	$3,231,632,720.91		Servicing Fee	304,330.65
			Excess Cash Flow	$2,349,440.87
SAP for Next Period	42.56%

Average Receivable Balance	$3,262,947,488.43
Monthly Payment Rate	45.11%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	7,500,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$8,137,377.49
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$8,137,377.49